Equity - Components of Other Comprehensive Income Included in Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	¥ (18,931)	¥ 3,350	¥ 117,042
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(25,469)	(18,465)	58,635
Exchange differences on translating foreign operations	875,050	422,960	680,724
Total	893,359	438,092	934,952
Non-controlling interests [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	186	341	565
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	6	88	(136)
Exchange differences on translating foreign operations	18,893	7,650	21,593
Total	¥ 19,085	¥ 8,079	¥ 22,022